Subsequent and relevant events - Fuel Price stabilization fund (Details) $ in Millions		1 Months Ended	3 Months Ended		6 Months Ended	9 Months Ended		12 Months Ended
	Apr. 01, 2024 USD ($)	Aug. 31, 2023 COP ($)	Mar. 31, 2023 COP ($)	Dec. 31, 2022 COP ($)	Sep. 30, 2022 COP ($)	Dec. 31, 2023 COP ($)	Sep. 30, 2022 COP ($)	Dec. 31, 2023 COP ($)	Dec. 31, 2022 COP ($)
Relevant and/or subsequent events (unaudited)
Contribution from Ministry of Finance and Public Credit								$ 26,346,530	$ 18,262,487
Ecopetrol
Relevant and/or subsequent events (unaudited)
Contribution from Ministry of Finance and Public Credit			$ 2,876,149	$ 6,788,385	$ 4,639,779	$ 21,576,179
Reficar
Relevant and/or subsequent events (unaudited)
Contribution from Ministry of Finance and Public Credit		$ 1,894,202		$ 6,114,489			$ 719,834
Fuel Price stabilization fund
Relevant and/or subsequent events (unaudited)
Contribution from Ministry of Finance and Public Credit	$ 7,839,953
Fuel Price stabilization fund | Ecopetrol
Relevant and/or subsequent events (unaudited)
Contribution from Ministry of Finance and Public Credit	6,305,038
Fuel Price stabilization fund | Reficar
Relevant and/or subsequent events (unaudited)
Contribution from Ministry of Finance and Public Credit	$ 1,534,915